Income taxes benefit (expense) - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses		$ 3,376,496
Profit tax rate threshold, minimum	$ 2,000,000
Profit tax rate threshold, minimum, percentage	8.25%
Profit tax rate threshold, maximum	$ 2,000,000
Profit tax rate threshold, maximum, percentage	16.50%
Netting of asset and liability tax positions		(73,547,000)	$ (83,906,000)
Unused tax credits for which no deferred tax asset recognised		698,037,000	469,498,000
Tax loss carryforwards as of December 31		3,376,496,000	2,146,670,000
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised		423,744	251,566
Tax rate effect from change in tax rate	15.00%
Disposal groups classified as held for sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards as of December 31			115,423,000
SWEDEN
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses		2,814,699
CHINA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses		$ 545,618	$ 561,601